Net loss per share	12 Months Ended
Dec. 31, 2018
Net loss per share
Net loss per share

14   Net loss per share

Basic net loss per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted earnings per share (“EPS”) is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the years ended December 31, 2016, 2017 and 2018, stock options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company were 17,793,251,  27,407,348  and 26,635,519 on a weighted average basis, respectively. For the years ended December 31, 2016, 2017 and 2018, the Series A, Series B, Series C and Series D Preference Shares convertible into ordinary shares that were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company were 76,332,515, nil and nil on a weighted average basis, respectively.

In periods during which the Company is profitable, the preferred shares issued and outstanding are participating securities and, therefore, all profits of the Company are allocated to ordinary shares and participating securities based on their dividend rights, as if all of the earnings for the period had been distributed. Considering that the holder of preferred shares has no contractual obligation to fund the losses of the Group in excess of the initial investment, the Group believes that in applying the two-class method of calculating EPS in accordance with ASC 260-10 in periods during which the Group recognizes losses, any losses from the Group should not be allocated to the preferred shares.

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net loss	(514,778)	(580,811)	(416,694)
Deemed contribution from preferred shares	2,618	—	—
Accretion to Series A Preferred Shares redemption value	(14,137)	—	—
Accretion to Series B Preferred Shares redemption value	(26,068)	—	—
Accretion to Series C Preferred Shares redemption value	(40,901)	—	—
Accretion to Series D Preferred Shares redemption value	(10,525)	—	—
Numerator for basic and diluted loss per share	(603,791)	(580,811)	(416,694)
Denominator:
Weighted average ordinary shares outstanding—basic and diluted	199,039,819	301,610,060	304,542,400
Basic and diluted net loss per share attributable to ordinary shareholders	(3.03)	(1.93)	(1.37)
Basic and diluted net loss per ADS attributable to ordinary shareholders	(45.50)	(28.95)	(20.55)